Commitments and Contingencies (Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 439
2017	407
2018	416
2019	347
Total	$ 1,609